Stockholders' Equity (Details) - $ / shares	1 Months Ended	4 Months Ended
	Aug. 26, 2020	Dec. 31, 2020	Jun. 30, 2021	Feb. 19, 2021
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Shares subject to possible redemption			18,850,938
Percentage of issued and outstanding		50.00%	50.00%
Founder Shares [Member]
Stockholders' Equity (Details) [Line Items]
Percentage of issued and outstanding			20.00%
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		0	1,876,562
Common stock, shares outstanding		0	1,876,562
Percentage of issued and outstanding		20.00%
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		10,000,000	10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		5,031,250	5,031,250
Common stock, shares outstanding		5,031,250	5,031,250
Percentage of issued and outstanding		20.00%
Common stock shares issued		2,875,000
Aggregate shares	2,875,000	375,000
Class B Common Stock [Member] | Founder Shares [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Aggregate shares	375,000